Employee Benefits - Employee Benefit Costs (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Stock compensation expense	$ 95	$ 79	$ 64